Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Under Item 402(v) of Regulation S-K, we must disclose pay-versus performance information for the most recently completed five fiscal years. The following table sets forth the required pay versus performance disclosures in the form of the “total compensation” as reported in the Company’s Summary Compensation Table for the principal executive officer (“PEO”) and as an average for the other named executive officers.
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Total from Non- PEO NEOs ($)	Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Company- Selected Measure(5)
					Total Stockholder Return ($)(3)	Peer Total Stockholder Return ($)(4)
2024	$3,545,853	$2,652,724	$874,698	$972,542	$968	$160	$72	$442
2023	$1,929,231	$2,018,108	$712,272	$763,342	$791	$129	$84	$320
2022	$2,053,876	$267,187	$978,537	$354,454	$472	$104	$52	$294
2021	$2,097,289	$4,604,349	$1,079,074	$2,812,351	$725	$109	$175	$298
2020	$2,139,517	$4,991,181	$1,151,585	$2,430,721	$336	$106	$54	$247

(1)
Mr. Poneman (our former CEO) is included as the PEO, CEO, for 2023, 2022, 2021, and 2020, and excludes his severance payment for 2023. Mr. Vexler is included as the PEO CEO for 2024. Messrs. Cutlip, Donelson, Harrill, and Ghasemian are included in the non-PEO NEO averages for 2024. Messrs. Philip O. Strawbridge (our former Senior Vice President, Chief Financial Officer, Chief Administrative Officer and Treasurer), Cutlip, Donelson, Harrill, Dennis J. Scott (our former Senior Vice President, General Counsel, Chief Compliance Officer and Corporate Secretary), and Ghasemian are included in the non-PEO NEO averages for 2023. Messrs. Strawbridge, Cutlip, Donelson, and Scott are included in the non-PEO NEO averages for 2022. Messrs. Strawbridge and Donelson are included in the non-PEO NEO averages for 2021 and 2020.

(2)
To calculate “compensation actually paid” for our CEO and other NEOs, the adjustments reflected in the table below were made to Summary Compensation Table total pay.

(3)
Total stockholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.

(4)
Our peer group used for the total stockholder return calculation is the S&P Aerospace & Defense Select industry index.

(5)
Our Company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our named executive officers for 2024 to our Company’s performance is revenue.

Year	Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	Increase in fair value of awards granted during applicable FY, determined as of applicable FY end	Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	Change in fair value of awards granted during prior FY that vested during prior FY, determined based on change in fair value from prior FY end to vesting date	Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total adjustments
PEO
2024	$(1,358,200)	$465,071	$0	$0	$0	—	$(893,129)
2023	$(249,923)	$318,462	$178,310	$(43,965)	(114,007)	—	$88,877
2022	$(249,987)	$240,937	$(1,136,420)	$(641,219)	—	—	$(1,786,689)
2021	$(250,017)	$338,449	$2,547,584	$(128,956)	—	—	$2,507,060
2020	$(285,941)	$1,209,201	$1,928,404	—	—	—	$2,851,664
Avg. Other NEOs
2024	$(105,906)	$182,428	$49,968	$(28,647)	$0	$0	$97,843
2023	$(67,523)	$86,040	$56,164	$(9,143)	$(11,259)	$(3,209)	$51,070
2022	$(80,484)	$77,570	$(356,017)	$(265,152)	—	—	$(624,083)
2021	$(59,318)	$80,299	$1,267,891	$444,406	—	—	$1,733,277
2020	$(67,837)	$286,873	$1,222,003	—	—	$(161,902)	$1,279,136

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(1)
Mr. Poneman (our former CEO) is included as the PEO, CEO, for 2023, 2022, 2021, and 2020, and excludes his severance payment for 2023. Mr. Vexler is included as the PEO CEO for 2024. Messrs. Cutlip, Donelson, Harrill, and Ghasemian are included in the non-PEO NEO averages for 2024. Messrs. Philip O. Strawbridge (our former Senior Vice President, Chief Financial Officer, Chief Administrative Officer and Treasurer), Cutlip, Donelson, Harrill, Dennis J. Scott (our former Senior Vice President, General Counsel, Chief Compliance Officer and Corporate Secretary), and Ghasemian are included in the non-PEO NEO averages for 2023. Messrs. Strawbridge, Cutlip, Donelson, and Scott are included in the non-PEO NEO averages for 2022. Messrs. Strawbridge and Donelson are included in the non-PEO NEO averages for 2021 and 2020.

Peer Group Issuers, Footnote	(4) Our peer group used for the total stockholder return calculation is the S&P Aerospace & Defense Select industry index.
PEO Total Compensation Amount	$ 3,545,853	$ 1,929,231	$ 2,053,876	$ 2,097,289	$ 2,139,517
PEO Actually Paid Compensation Amount	$ 2,652,724	2,018,108	267,187	4,604,349	4,991,181
Adjustment To PEO Compensation, Footnote
(2)
To calculate “compensation actually paid” for our CEO and other NEOs, the adjustments reflected in the table below were made to Summary Compensation Table total pay.
Year	Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	Increase in fair value of awards granted during applicable FY, determined as of applicable FY end	Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	Change in fair value of awards granted during prior FY that vested during prior FY, determined based on change in fair value from prior FY end to vesting date	Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total adjustments
PEO
2024	$(1,358,200)	$465,071	$0	$0	$0	—	$(893,129)
2023	$(249,923)	$318,462	$178,310	$(43,965)	(114,007)	—	$88,877
2022	$(249,987)	$240,937	$(1,136,420)	$(641,219)	—	—	$(1,786,689)
2021	$(250,017)	$338,449	$2,547,584	$(128,956)	—	—	$2,507,060
2020	$(285,941)	$1,209,201	$1,928,404	—	—	—	$2,851,664
Avg. Other NEOs
2024	$(105,906)	$182,428	$49,968	$(28,647)	$0	$0	$97,843
2023	$(67,523)	$86,040	$56,164	$(9,143)	$(11,259)	$(3,209)	$51,070
2022	$(80,484)	$77,570	$(356,017)	$(265,152)	—	—	$(624,083)
2021	$(59,318)	$80,299	$1,267,891	$444,406	—	—	$1,733,277
2020	$(67,837)	$286,873	$1,222,003	—	—	$(161,902)	$1,279,136

Non-PEO NEO Average Total Compensation Amount	$ 874,698	712,272	978,537	1,079,074	1,151,585
Non-PEO NEO Average Compensation Actually Paid Amount	$ 972,542	763,342	354,454	2,812,351	2,430,721
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate “compensation actually paid” for our CEO and other NEOs, the adjustments reflected in the table below were made to Summary Compensation Table total pay.
Year	Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	Increase in fair value of awards granted during applicable FY, determined as of applicable FY end	Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	Change in fair value of awards granted during prior FY that vested during prior FY, determined based on change in fair value from prior FY end to vesting date	Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total adjustments
PEO
2024	$(1,358,200)	$465,071	$0	$0	$0	—	$(893,129)
2023	$(249,923)	$318,462	$178,310	$(43,965)	(114,007)	—	$88,877
2022	$(249,987)	$240,937	$(1,136,420)	$(641,219)	—	—	$(1,786,689)
2021	$(250,017)	$338,449	$2,547,584	$(128,956)	—	—	$2,507,060
2020	$(285,941)	$1,209,201	$1,928,404	—	—	—	$2,851,664
Avg. Other NEOs
2024	$(105,906)	$182,428	$49,968	$(28,647)	$0	$0	$97,843
2023	$(67,523)	$86,040	$56,164	$(9,143)	$(11,259)	$(3,209)	$51,070
2022	$(80,484)	$77,570	$(356,017)	$(265,152)	—	—	$(624,083)
2021	$(59,318)	$80,299	$1,267,891	$444,406	—	—	$1,733,277
2020	$(67,837)	$286,873	$1,222,003	—	—	$(161,902)	$1,279,136

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Company Performance Measures
The following lists measures that we believe are most important in linking compensation actually paid to Company performance during 2024.
•
Revenue

•
Gross margin

•
Cash balance

Total Shareholder Return Amount	$ 968	791	472	725	336
Peer Group Total Shareholder Return Amount	160	129	104	109	106
Net Income (Loss)	$ 72	$ 84	$ 52	$ 175	$ 54
Company Selected Measure Amount	442	320	294	298	247
PEO Name	Mr. Poneman
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(5)
Our Company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our named executive officers for 2024 to our Company’s performance is revenue.

Measure:: 2
Pay vs Performance Disclosure
Name	Gross margin
Measure:: 3
Pay vs Performance Disclosure
Name	Cash balance
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (893,129)	$ 88,877	$ (1,786,689)	$ 2,507,060	$ 2,851,664
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(114,007)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,358,200)	(249,923)	(249,987)	(250,017)	(285,941)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	465,071	318,462	240,937	338,449	1,209,201
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	178,310	(1,136,420)	2,547,584	1,928,404
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(43,965)	(641,219)	(128,956)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,843	51,070	(624,083)	1,733,277	1,279,136
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(11,259)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,209)			(161,902)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,906)	(67,523)	(80,484)	(59,318)	(67,837)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,428	86,040	77,570	80,299	286,873
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,968	56,164	(356,017)	1,267,891	1,222,003
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,647)	$ (9,143)	$ (265,152)	$ 444,406